Insurance Proceeds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Proceeds
Open insurance claim amount	$ 2,100	$ 100
Loss of hire insurance payments recorded as a component of total revenues	758	11,450
Windsor Knutsen | Loss of hire proceeds
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues		$ 11,500
Vigdis Knutsen | Loss of hire proceeds
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 800